Financial Risk Management	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Financial Risk Management
25.	Financial Risk Management

The Group has exposure to the following risks from its use of financial instruments:

–	Credit risk

–	Liquidity risk

–	Market risk

This note presents information about the Group’s exposure to each of the above risks, the Group’s objectives, policies and processes for measuring and managing risk, and the Group’s management of capital. Further quantitative disclosures are included throughout the Group’s consolidated financial statements.

(1)	Risk Management Framework

The Group limits its fund management to highly liquid and low risk investments, such as time deposits and other debt instruments. The Group raises funds mainly through the issuance of corporate bonds, and borrowings from financial institutions, including banks, with high credit ratings. The Group may enter into foreign exchange forward contracts to hedge foreign exchange risk. The Group does not enter into any financial transactions for speculative purposes.

(2)	Credit Risk

Credit risk is the risk of financial losses to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s receivables from customers and investments.

(a)	Maximum amounts of possible financial loss to the Group due to credit risk as of December 31, 2016 and 2017 are as follows:

	(In millions of yen)

	December 31, 2016	December 31, 2017
	Book value	Book value
Demand deposits(1)	134,690	123,593
Time deposits(1)	10,764	12,002
Loan receivables(3)	2	206
Guarantee deposits(1)(2)	3,447	726
Trade and other receivables(3)(4)	28,167	42,892
Japanese government bonds(1)(2)	280	280
Corporate bonds and other debt instruments(1)	7,643	8,835
Office security deposits(1)(5)	6,028	5,904

Total	191,021	194,438

(1)	None of these assets were past due or impaired at the end of the respective reporting period.
(2)	Refer to Note 15 Financial Assets and Financial Liabilities for details of the financial instruments being deposited under the Japanese Payment Services Act.
(3)

For receivables, the Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The Group regularly performs credit assessments on customers and counterparties considering their financial position and historical data in order to manage the credit risk. The Group establishes an allowance for impairment that represents its estimate of incurred losses in respect of loan receivables, trade and other receivables. The main components of this allowance are a specific loss component that relates to individually significant exposures, and a collective loss component established for groups of similar assets in respect of losses that have been incurred but not yet identified. The collective loss allowance is determined based on historical experience for similar assets.

(4)

The Group identifies concentrations of credit risk when a limited number of the Group’s counterparties that have similar characteristics or business activities, and thus are affected similarly by changes in economic or other conditions, account for a large portion of the entire trade and other receivables. The Group had significant concentrations of credit risk with two payment processing service providers, representing 38.5% and 30.5% of trade and other receivables as of December 31, 2016 and 2017, respectively.

(5)	The amount mainly consists of the office security deposits paid for the Group’s office lease agreements.

(b)	Impaired or past-due financial assets

In case of impairment of financial assets, the Group does not directly write off such assets by reducing the carrying amount, but instead records an allowance for doubtful accounts. However, in the event that there is no realistic prospect of future recovery, financial assets are directly written off.

Below is the movement in the allowance for doubtful accounts attributable to trade and other receivables, and other financial assets current:

(In millions of yen)

Allowance for doubtful accounts
Balance at January 1, 2016	430
Provision for the year	663
Reversal	(9)
Utilized	(9)
Translation	2

Balance at December 31, 2016	1,077

Provision for the year	83
Reversal	(515)
Utilized	(204)
Acquisition of subsidiary	44
Translation	7

Balance at December 31, 2017	492

Refer to Note 7 Trade and Other Receivables for more details on non-current trade and other receivables that were tested for impairment on an individual basis.

(3)	Liquidity Risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as much as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group monitors its cash flow through long-term and short-term management strategies and ensures it has sufficient cash on hand to meet expected operational expenses.

(a)	Financial liabilities

The book values of financial liabilities based on the remaining maturities as of December 31, 2016 and 2017 are as follows. The amounts below include estimated interest from financial liabilities scheduled to be paid.

	(In millions of yen)

	December 31, 2016
	Book value	Contractual cash outflows	Less than one year	One to five years	After five years
Trade and other payables	21,532	21,532	21,532	—	—
Short-term borrowings(1)	21,925	21,937	21,937	—	—
Deposits received	2,572	2,572	2,572	—	—

Total	46,029	46,041	46,041	—	—

	(In millions of yen)

	December 31, 2017
	Book value	Contractual cash outflows	Less than one year	One to five years	After five years
Trade and other payables	28,810	28,810	28,810	—	—
Short-term borrowings(1)	22,224	22,341	22,341	—	—
Deposits received	5,730	5,730	5,730	—	—
Office security deposits received under sublease agreement	23	23	—	23	—
Put option liabilities	486	486	—	486	—

Total	57,273	57,390	56,881	509	—

(1)	The Group had lines of credit with four banks for the years ended December 31, 2016 and 2017. The lines of credit available and the lines of credit used are as follows:

	(In millions of yen)

	December 31, 2016	December 31, 2017
Lines of credit available	24,380	22,712
Lines of credit used	21,667	22,000

Remaining lines of credit available	2,713	712

(b)	Financial assets

Private equity investments

As a limited partner of the private equity investment funds, the Group may be required at any time to contribute to the partnership its pro rata share of the aggregate amount to be contributed by all limited partners for such portfolio investment, up to the amount of its unfunded capital commitment (17 million U.S. dollars, equivalent of 1,956 million yen, as of December 31, 2016 and 810 million yen, 26 million U.S. dollars, equivalent of 2,942 million yen, and 45 million Taiwan dollars, equivalent of 170 million yen, as of December 31, 2017) as of the day of the capital contribution call.

(4)	Market Risk

Market risk is the risk that changes in market prices which will affect the future cash flow or the value of the Group’s holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

(a)	Exchange rate risk

The Group has exposure to currency risk on sales and purchase transactions denominated in currencies other than the functional currencies. The main currencies used for transactions of the Group are the Japanese yen (“JPY”), the Korean won (“KRW”), the euro (“EUR”), the U.S. dollar (“USD”), and the Thai baht (“THB”).

The book values of major monetary assets and liabilities denominated in currencies other than the functional currency as of December 31, 2016 and 2017 are as follows:

				(In millions)

	December 31, 2016
	Currency	Amount	Exchange rate	Yen equivalent
Monetary assets:
Cash and cash equivalents	KRW	37,595	0.10	3,626
	USD	32	116.56	3,775
	EUR	6	122.26	750
Trade receivables	KRW	2,310	0.10	223
	USD	6	116.56	725
	THB	395	3.24	1,282
Time deposits	KRW	5,100	0.10	492
	USD	2	116.56	257
Office security deposits	KRW	5,623	0.10	542
Available-for-sale financial assets	USD	9	116.56	1,059

				(In millions)

	December 31, 2017
	Currency	Amount	Exchange rate	Yen equivalent
Monetary assets:
Cash and cash equivalents	KRW	7,312	0.11	770
	USD	101	112.88	11,364
	EUR	2	134.78	213
	JPY	258	1.00	258
Trade receivables	USD	12	112.88	1,336
	THB	188	3.45	649
Other receivables	USD	5	112.88	611
Time deposits	KRW	6,100	0.11	643
	USD	10	112.88	1,131
Office security deposits	KRW	5,655	0.11	596
Available-for-sale financial assets	USD	35	112.88	3,949

				(In millions)
	December 31, 2016
	Currency	Amount	Exchange rate	Yen equivalent
Monetary liabilities:
Trade and other payables	KRW	(7,669)	0.10	(740)
	USD	(5)	116.56	(612)
	EUR	(2)	122.26	(211)

				(In millions)
	December 31, 2017
	Currency	Amount	Exchange rate	Yen equivalent
Monetary liabilities:
Trade and other payables	KRW	(20,456)	0.11	(2,155)
	USD	(10)	112.88	(1,166)
	THB	(97)	3.45	(334)
Put option liabilities	KRW	(2,114)	0.11	(223)

The effects on profit or loss before tax from continuing operations and shareholders’ equity as a result of exchange rate fluctuations as of December 31, 2016 and 2017, are as follows:

			(In millions of yen)

	December 31, 2016
	Shareholder’s equity		Profit or (loss) before tax
Currency	Appreciation of functional currency by 5%	Depreciation of functional currency by 5%	Appreciation of functional currency by 5%	Depreciation of functional currency by 5%
EUR	20	(19)	27	(26)
KRW	157	(150)	207	(197)
USD	195	(186)	260	(248)
THB	47	(45)	64	(61)

			(In millions of yen)

	December 31, 2017
	Shareholders’ equity		Profit or (loss) before tax
Currency	Appreciation of functional currency by 5%	Depreciation of functional currency by 5%	Appreciation of functional currency by 5%	Depreciation of functional currency by 5%
EUR	11	(10)	8	(8)
KRW	(18)	18	(13)	12
USD	861	(820)	603	(574)
THB	16	(15)	11	(10)
JPY	13	(12)	10	(10)

The tables above demonstrate the sensitivity to a change in EUR, KRW, USD, THB and JPY assuming all other variables are constant.

(b)	Interest rate risk

Interest bearing financial assets and liabilities as of December 31, 2016 and 2017 are as follows:

			(In millions of yen)

	December 31, 2016		December 31, 2017
	Fixed rate	Variable rate	Fixed rate	Variable rate
Financial assets
Japanese government bonds	280	—	280	—
Time deposits	10,764	—	12,002	—
Loan receivables	2	—	116	—
Corporate bonds and other debt instruments	4,632	3,012	8,835	—

Total financial assets	15,678	3,012	21,233	—

Financial liabilities
Short-term borrowings	258	21,667	43	22,042
Total financial liabilities	258	21,667	43	22,042

The Group has exposure to interest rate risk as it possesses financial assets and liabilities bearing variable interest rates. The analysis below was performed using balances of the financial liabilities with variable interest rates outstanding as of December 31, 2016 and 2017, assuming such liabilities were outstanding for the full fiscal year immediately before the respective dates, while holding all other variables constant. Potential effects on shareholders’ equity and profit or loss for one year from the reporting date as a result of a change in the interest rate are as follows.

				(In millions of yen)

	December 31, 2016
	Shareholder’s equity		Profit or (loss) before tax
	Increase of 50 basis points	Decrease of 50 basis points	Increase of 50 basis points	Decrease of 50 basis points
Interest expenses	(74)	11	(108)	16

				(In millions of yen)

	December 31, 2017
	Shareholders’ equity		Profit or (loss) before tax
	Increase of 50 basis points	Decrease of 50 basis points	Increase of 50 basis points	Decrease of 50 basis points
Interest expenses	(75)	13	(110)	19

(5)	Capital management

The Group maintains a strong capital base to ensure the Group will be able to continue as a going concern. In addition, through management of the debt and equity balances, the Group aims to maintain investor, creditor and market confidence, and to sustain future development of the business. In order to achieve sustainable growth, the Group understands that financing capacities sufficient to make business investments when there are opportunities, such as the acquisition of external resources for business growth, are required. For that reason, the Group aims to maintain a well-balanced capital structure by ensuring sound and flexible financial conditions for future business investment.

		(In millions of yen)

	December 31, 2016	December 31, 2017
Short-term borrowings	21,925	22,224
Total	21,925	22,224

Total shareholders’ equity	161,023	189,977

The Group is not subject to any externally imposed capital requirements.